Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Feb. 29, 2012	Aug. 31, 2011	Aug. 31, 2010
Statement of Financial Position [Abstract]
Note discount of shareholder loans payable		$ 110,227	$ 856,433
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Stock, shares authorized	0.001	0.001	0.001
Common stock, par value	$ 700,000,000	$ 700,000,000	$ 700,000,000
Common stock, shares issued	460,267,726	454,667,726	293,700,000
Common stock, shares outstanding	460,267,726	454,667,726	293,700,000